Financial Instruments at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2020
Financial assets at fair value through profit or loss [abstract]
Summary of Financial Instruments at Fair Value Through Profit or Loss

	December 31, 2019	June 30, 2020
Financial assets at fair value through profit or loss (FVTPL) - Non-current
Financial assets mandatorily classified as at FVTPL
Derivative financial assets - warrants (a)	$13,019	$3,765
Derivative financial assets - pre-redemption right (b)	55,237	55,237

	$68,256	$59,002

Financial liabilities at fair value through profit or loss (FVTPL) - Non-current
Financial liabilities at FVTPL
Derivative financial liabilities - conversion right (c)	$262,350	$262,350